Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 U.S.	Dec. 31, 2013 U.S. Y	Dec. 31, 2012 U.S.	Dec. 31, 2011 U.S.	Dec. 31, 2013 U.S. Debt Instruments	Dec. 31, 2014 U.S. Subsequent Event	Dec. 31, 2013 Non-U.S.	Dec. 31, 2012 Non-U.S.	Dec. 31, 2013 Non-U.S. Minimum Y		Dec. 31, 2012 Non-U.S. Minimum		Dec. 31, 2011 Non-U.S. Minimum		Dec. 31, 2013 Non-U.S. Maximum Y		Dec. 31, 2012 Non-U.S. Maximum		Dec. 31, 2011 Non-U.S. Maximum		Dec. 31, 2013 Non-U.S. Two Thousand Thirteen	Dec. 31, 2013 U K	Dec. 31, 2012 U K	Dec. 31, 2013 U K Debt Instruments
Retirement Plans [Line Items]
Contributions to defined contribution plans	$ 19.7	$ 18.1	$ 14.4
Minimum percentage for which multiemployer plans is funded	100.00%
Contributions to multi-employer plans	1.9	2.3	1.8
Estimated prior service credit amortizable from other comprehensive income into net benefit cost					(1.0)	(1.0)				0.2	0.1													0.3
Expected amortization of net actuarial losses in next fiscal year	1.8
Net periodic benefit cost					19.5					20.3
Net periodic benefit cost expected for next fiscal year				5.8	5.8					18.6
Estimated net actuarial loss that will be amortized from other Comprehensive income into net benefit cost																								1.1
Estimated remaining service lives of the plan participants, years					11							6						22
Accumulated benefit obligation				204.9	204.9	262.1				172.3	164.4
Pension plan assets, amount exceed accumulated benefit obligation				18.7	18.7
Targeted level of equity exposure	45.00%			55.00%	55.00%
Long-term rate of return plan assets assumed for calculating expense					7.50%	7.50%	7.50%		7.08%			3.00%	[1]	3.75%	[1]	1.50%	[1]	5.75%	[1]	5.75%	[1]	6.25%	[1]
Target allocation					100.00%			45.00%																	100.00%
Percentage of total plan assets																											53.00%
Defined Benefit Plan, Contributions by Employer					42.2	6.7																			0.3	0.3
Defined Benefit Plan, unscheduled voluntary contributions by Employer				35
Expected contribution by the company over the next fiscal year					6.8																				0.3
Post retirement plan description	In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with five years of service (15 years after December 31, 2006), are eligible for continued health care and life insurance coverage.
Years of service to qualify for a benefit from the plan in the future.	15 years
Weighted average discount rate used to determine U.S. postretirement benefit obligation	5.05%	4.25%
Average discount rate used to determine U.S. postretirement benefit cost	4.25%	4.60%	5.40%
Increase or decrease in the annual health care cost trend rates	1.00%
Defined benefit plans that will be amortized from other comprehensive income	$ 0.2

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.